Stock Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Changes in Warrants
A summary of the various changes in warrants during the three-month period ended March 31, 2014 is as follows.

Number of Shares

Warrants Outstanding at December 31, 2013	7,147,775
Exercised During the Period	(665,000)
Issued During the Period	—
Expired During the Period	(57,668)

Warrants Outstanding, March 31, 2014	6,425,107

The following table shows the various changes in warrants for the years December 31, 2013 and 2012. A total of 6,551,654 warrants were issued during in 2013, with an aggregate fair value of $9,067,283, see Note 17 for further details. A total of 206,420 warrants were re-priced to $2.25 from $4.72 and 38,168 warrants were re-priced to $2.25 from $5.24 upon the closing of the public offering on August 5, 2013.

	December 31, 2013	December 31, 2012

Warrants Outstanding, Beginning of Year	656,641	867,628
Exercised During the Year	(59,300)	—
Issued During the Year	6,551,654	—
Forfeited During the Year	(1,220)	(210,987)

Warrants Outstanding, End of Year	7,147,775	656,641